Description of the business and summary of material accounting policy informatio (Tables)	12 Months Ended
Dec. 31, 2024
Description Of Business And Summary Of Material Accounting Policy Informatio
Schedule of companies included in the consolidated financial statements

			% Equity interest
Name	Principal Activities	Country	2024	2023
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”) (1)	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%
Comercializadora Volaris, S.A. de C.V. (“Comercializadora”)	Merchandising of services	Mexico	100%	100%
Servicios Earhart, S.A. (1)	Rendering specialized services to its affiliates	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Rendering specialized services to its affiliates	Mexico	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) (1)	Loyalty Program	Mexico	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%
Guatemala Dispatch Service, S.A., (“GDS, S.A.”)	Aeronautical Technical Services	Guatemala	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset-backed securities trustor & administrator (Note 5)	Mexico	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3853 (2)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3855 (3)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3866 (3)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3867 (4)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
CIBanco, S. A, Institución de Banca Múltiple, Fideicomiso CIB/3921 (5)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Bank of Utah, Fideicomiso N503VL(6)	Aircraft administration trust	Mexico	100%	—
Bank of Utah, Fideicomiso N504VL(7)	Aircraft administration trust	Mexico	100%	—

(1)	The Company has not started operations.
(2)	With effect from June 8, 2022, the Trust was constituted.
(3)	With effect from April 1, 2022, the Trusts were constituted.
(4)	With effect from April 13, 2022, the Trust was constituted.
(5)	With effect from July 21, 2022, the Trust was constituted.
(6)	With effect from March 15, 2024, the Trust was constituted.
(7)	With effect from April 16, 2024, the Trust was constituted.

Consolidation by control

Name	Principal Activities	Country
North Star Financing Limited(1) (2) (SPV)	Private company limited by shares	Ireland

(1)	With effect from December 19, 2024, the private company limited by shares was constituted.
(2)	As of December 31, 2024, the Company does not hold an ownership interest in North Star Financing Limited. However, management has determined that the Company exercises control over the entity in accordance with IFRS 10 Consolidated Financial Statements.

Schedule of depreciation rates

Annual depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term or (ii) the next major maintenance event (1)

(1)	The period is determined in accordance with usage.

Schedule of most relevant exchange rates utilized in the conversions to USD dollar

	2024				2023				2022
Currency	End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate
Mexican Peso	Ps.	20.2683	Ps.	18.3000	Ps.	16.8935	Ps.	17.7665	Ps.	19.3615	Ps.	20.1254
Colon	₵.	512.2300	₵.	517.3692	₵.	524.7900	₵.	545.1760	₵.	594.9700	₵.	649.5908
Quetzal	Q.	7.71833	Q.	7.7695	Q.	7.8301	Q.	7.8428	Q.	7.8515	Q.	7.7765
Colombian Peso	COP.	4,409.15	COP.	4,071.03	COP.	3,822.05	COP.	4,327.66	COP.	4,810.20	COP.	4,255.44

Summary of estimated useful lives of the assets

Aircraft	up to 18 years
Spare engines	up to 18 years
Buildings leases	up to 10 years
Maintenance components	up to eight years